Assets by contractual maturity	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Assets by contractual maturity	37 Assets by contractual maturity
Amounts presented by contractual maturity are the amounts as presented in the statement of financial position and are discounted cash flows. Reference is made to ‘Risk Management – Funding and liquidity risk’.

Assets by contractual maturity
in EUR million						Maturity not applicable
2025	Less than 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years		Total
Cash and balances with central banks	52,889						52,889
Loans and advances to banks	12,910	1,581	3,735	2,258	720		21,204
Financial assets at fair value through profit or loss
– Trading assets	20,958	3,508	7,988	11,974	11,302		55,730
– Non-trading derivatives	160	62	185	517	732		1,657
– Mandatorily at fair value through profit or loss	31,075	14,907	14,182	9,967	1,881	310	72,322
– Designated as at fair value through profit or loss	14	233	383	1,698	1,120		3,448
Financial assets at fair value through other comprehensive income
– Equity securities						2,607	2,607
– Debt securities	135	628	1,136	23,026	25,892		50,817
– Loans and advances	321	569	654	1,056	639		3,238
Securities at amortised cost	1,714	1,932	5,629	24,150	20,442		53,867
Loans and advances to customers	61,904	23,768	62,643	241,614	337,804		727,733
Other assets [2]	5,583	363	1,463	1,015	1,331	5,060	14,817
Total assets	187,664	47,551	97,998	317,273	401,863	7,977	1,060,329
2024
Cash and balances with central banks	70,353						70,353
Loans and advances to banks	16,826	1,254	1,322	1,759	610		21,770
Financial assets at fair value through profit or loss
– Trading assets	22,154	8,044	14,501	16,006	12,192		72,897
– Non-trading derivatives	602	368	465	356	672		2,463
– Mandatorily at fair value through profit or loss	30,002	11,263	7,222	5,931	1,835	228	56,481
– Designated as at fair value through profit or loss	145	198	1,070	2,110	2,217		5,740
Financial assets at fair value through other comprehensive income
– Equity securities						2,562	2,562
– Debt securities	365	456	2,027	18,064	21,307		42,219
– Loans and advances	2	4	94	871	637		1,608
Securities at amortised cost	2,075	2,646	5,729	22,838	16,985		50,273
Loans and advances to customers	53,672	26,456	61,544	219,414	322,526		683,611
Other assets [2]	5,488	590	1,058	629	1,107	5,006	13,878
Total assets	201,683	51,279	95,030	287,977	380,089	7,796	1,023,856
[1]Includes assets on demand.
[2]Includes assets such as current and deferred tax assets as presented in the consolidated statement of the financial position. Additionally, assets are included in that position where maturities are not applicable such as property and equipment and investments in associates and joint ventures. Due to their nature, non-financial assets consist mainly of assets expected to be recovered after more than 12 months.